Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.2%
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	$4,814	$4,778,133
Series 2018-1A A2I, 144A, 4.116%, 07/25/48@	4,523	4,544,515
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,171	2,085,303
United Airlines Pass Through Trust, Series 2012-1, Class A, 4.150%, 10/11/25	1,286	1,289,628
TOTAL ASSET BACKED SECURITIES (Cost $12,751,744)		12,697,579
	Number of Shares
COMMON STOCKS — 66.4%
Aerospace & Defense — 0.6%
Teledyne Technologies, Inc.*	64,660	30,560,256
Auto Parts & Equipment — 0.2%
Aurora Innovation, Inc.*	957,558	5,352,749
Aurora Innovation, Inc.*,>	769,649	4,087,221
		9,439,970
Banks — 2.1%
The PNC Financial Services Group, Inc.	604,756	111,547,244
Beverages — 1.4%
Keurig Dr Pepper, Inc.	1,953,144	74,024,158
Chemicals — 0.5%
Linde PLC	79,461	25,382,227
Commercial Services — 0.4%
TransUnion	182,571	18,866,887
Computers — 2.4%
Apple, Inc.	713,036	124,503,216
Diversified Financial Services — 2.8%
CME Group, Inc.	33,800	8,039,668
Intercontinental Exchange, Inc.	568,224	75,073,755
Mastercard, Inc., Class A	24,900	8,898,762
Visa, Inc., Class A	248,500	55,109,845
		147,122,030
Electric — 3.1%
Ameren Corp.	650,547	60,995,286
American Electric Power Co., Inc.	45,600	4,549,512
CMS Energy Corp.	444,601	31,095,394
Constellation Energy Corp.	94,399	5,309,944
Exelon Corp.	283,200	13,488,816
Public Service Enterprise Group, Inc.	659,045	46,133,150
		161,572,102
Electronics — 3.1%
Fortive Corp.	1,008,170	61,427,798
	Number of Shares	Value†

Electronics — (continued)
TE Connectivity Ltd.	787,722	$103,175,828
		164,603,626
Environmental Control — 1.6%
Republic Services, Inc.	23,400	3,100,500
Waste Connections, Inc.	579,535	80,961,040
		84,061,540
Healthcare Products — 11.0%
Abbott Laboratories	62,400	7,385,664
Alcon, Inc.	610,487	48,366,402
Avantor, Inc.*	533,631	18,047,400
Baxter International, Inc.	62,400	4,838,496
Danaher Corp.	470,029	137,873,607
Hologic, Inc.*	402,878	30,949,088
Medtronic PLC	143,200	15,888,040
PerkinElmer, Inc.	706,323	123,225,111
Teleflex, Inc.	24,326	8,631,595
The Cooper Cos., Inc.	14,436	6,028,329
Thermo Fisher Scientific, Inc.	301,376	178,007,734
		579,241,466
Healthcare Services — 3.4%
Catalent, Inc.*	104,882	11,631,414
Humana, Inc.	163,797	71,279,540
UnitedHealth Group, Inc.	191,135	97,473,116
		180,384,070
Insurance — 2.0%
Marsh & McLennan Cos., Inc.	608,916	103,771,465
Internet — 10.2%
Alphabet, Inc., Class A*	27,470	76,403,685
Alphabet, Inc., Class C*	38,100	106,412,919
Amazon.com, Inc.*	97,330	317,290,933
Meta Platforms, Inc., Class A*	164,559	36,591,339
		536,698,876
Machinery — Diversified — 1.2%
Ingersoll Rand, Inc.	1,263,706	63,627,597
Otis Worldwide Corp.	26,792	2,061,645
		65,689,242
Media — 0.2%
Liberty Media Corp.-Liberty Formula One, Class C*	178,935	12,496,820
Miscellaneous Manufacturing — 3.8%
General Electric Co.	2,190,367	200,418,580
Pharmaceuticals — 2.3%
Becton Dickinson and Co.	447,268	118,973,288
Retail — 4.0%
Dollar General Corp.	36,900	8,215,047
McDonald's Corp.	62,308	15,407,522
Ross Stores, Inc.	20,200	1,827,292
Starbucks Corp.	165,900	15,091,923
Walmart, Inc.	66,365	9,883,076

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Yum! Brands, Inc.	1,352,550	$160,317,752
		210,742,612
Semiconductors — 0.8%
NVIDIA Corp.	157,300	42,920,878
NXP Semiconductors N.V.	4,976	920,958
		43,841,836
Software — 9.3%
Microsoft Corp.	1,179,921	363,781,443
Roper Technologies, Inc.	114,886	54,252,616
salesforce.com, Inc.*	330,834	70,242,675
		488,276,734
TOTAL COMMON STOCKS (Cost $2,958,794,817)		3,492,218,245

PREFERRED STOCKS — 1.0%
Auto Manufacturers — 0.4%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	22,523,988
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series Dµ	12,000	303,720
Electric — 0.5%
CMS Energy Corp., 2078	342,753	8,846,455
CMS Energy Corp., 2079	427,874	10,996,362
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)µ,•	246,827	5,736,259
		25,579,076
Gas — 0.1%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)µ,•	131,884	3,541,086
TOTAL PREFERRED STOCKS (Cost $50,119,687)		51,947,870
	Par (000)
CORPORATE BONDS — 7.7%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,569	2,439,381
3.625%, 01/15/31	435	399,387
		2,838,768
Aerospace & Defense — 0.1%
Howmet Aerospace, Inc. 3.000%, 01/15/29	1,990	1,817,119
TransDigm UK Holdings PLC 6.875%, 05/15/26	490	499,016
TransDigm, Inc.
144A, 6.250%, 03/15/26@	1,325	1,362,266
6.375%, 06/15/26	595	600,370
	Par (000)	Value†

Aerospace & Defense — (continued)
5.500%, 11/15/27	$1,325	$1,315,062
		5,593,833
Airlines — 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	7,490	7,539,541
144A, 4.750%, 10/20/28@	4,165	4,203,147
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	4,500	4,691,250
U.S. Airways Pass Through Trust,
Series 2010-1 Class A, 6.250%, 10/22/24	796	801,631
Series 2012-2 Class A, 4.625%, 12/03/26	140	134,754
Series 2013-1 Class B, 3.950%, 05/15/27	2	2,435
		17,372,758
Auto Parts & Equipment — 0.2%
Clarios Global LP, 144A 6.750%, 05/15/25@	1,714	1,774,898
Clarios Global LP/Clarios US Finance Co.
144A, 6.250%, 05/15/26@	2,304	2,370,240
144A, 8.500%, 05/15/27@	7,465	7,744,938
		11,890,076
Banks — 0.0%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 4.423%µ,•	1,454	1,453,585
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	761,255
Commercial Services — 0.1%
CoreLogic, Inc., 144A 4.500%, 05/01/28@	1,325	1,249,210
Gartner, Inc.
144A, 4.500%, 07/01/28@	660	659,861
144A, 3.625%, 06/15/29@	900	843,750
144A, 3.750%, 10/01/30@	1,095	1,025,194
Korn Ferry, 144A 4.625%, 12/15/27@	1,405	1,370,395
		5,148,410
Computers — 0.0%
Booz Allen Hamilton, Inc., 144A 3.875%, 09/01/28@	960	927,976
Electronics — 0.0%
Sensata Technologies BV, 144A 4.000%, 04/15/29@	1,850	1,761,626

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Electronics — (continued)
Sensata Technologies, Inc., 144A 3.750%, 02/15/31@	$900	$837,018
		2,598,644
Entertainment — 1.3%
Cedar Fair LP 5.250%, 07/15/29	8,321	8,196,351
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
144A, 5.500%, 05/01/25@	3,515	3,609,606
5.375%, 04/15/27	10,085	10,017,834
6.500%, 10/01/28	6,445	6,557,788
Live Nation Entertainment, Inc., 144A 4.875%, 11/01/24@	375	376,503
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	20,988	20,988,000
144A, 5.500%, 04/15/27@	13,244	13,252,476
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	6,684	6,976,425
		69,974,983
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	5,825	5,708,500
Healthcare Products — 0.2%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	7,121	7,031,987
144A, 3.875%, 11/01/29@	785	737,900
Hologic, Inc., 144A 3.250%, 02/15/29@	810	756,354
Teleflex, Inc.
4.625%, 11/15/27	3,795	3,855,246
144A, 4.250%, 06/01/28@	560	545,300
		12,926,787
Healthcare Services — 0.4%
Catalent Pharma Solutions, Inc.
144A, 5.000%, 07/15/27@	560	565,600
144A, 3.125%, 02/15/29@	2,206	2,005,066
144A, 3.500%, 04/01/30@	1,165	1,063,063
Hadrian Merger Sub, Inc., 144A 8.500%, 05/01/26@	6,716	6,749,580
IQVIA, Inc., 144A 5.000%, 05/15/27@	1,795	1,821,440
Surgery Center Holdings, Inc., 144A 10.000%, 04/15/27@	4,525	4,751,250
Tenet Healthcare Corp., 144A 4.625%, 09/01/24@	1,700	1,709,851
		18,665,850
Insurance — 1.1%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.000%, 11/15/25@	8,275	8,150,875
	Par (000)	Value†

Insurance — (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
144A, 4.250%, 10/15/27@	$1,500	$1,442,805
144A, 6.750%, 10/15/27@	2,700	2,673,000
144A, 5.875%, 11/01/29@	1,650	1,581,938
AmWINS Group, Inc., 144A 4.875%, 06/30/29@	2,175	2,077,125
HUB International Ltd.
144A, 7.000%, 05/01/26@	27,261	27,566,868
144A, 5.625%, 12/01/29@	1,735	1,656,925
Ryan Specialty Group LLC, 144A 4.375%, 02/01/30@	295	278,775
USI, Inc., 144A 6.875%, 05/01/25@	11,119	11,155,804
		56,584,115
Internet — 0.3%
Arches Buyer, Inc., 144A 4.250%, 06/01/28@	30	27,986
Photo Holdings Merger Sub, Inc., 144A 8.500%, 10/01/26@	4,635	4,416,877
Shopify, Inc. 0.125%, 11/01/25	2,679	2,530,316
Snap, Inc., 144A 2.625%, 05/01/27@,¤	4,019	3,424,188
Spotify USA, Inc. 3.423%, 03/15/26¤	4,508	3,841,406
Twitter, Inc., 144A 5.000%, 03/01/30@	1,640	1,631,800
		15,872,573
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	5,724	5,718,219
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
144A, 5.375%, 05/01/25@	389	397,966
144A, 4.000%, 05/01/31@	390	369,061
144A, 3.625%, 02/15/32@	750	675,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	180	182,664
Marriott International, Inc. 3.125%, 06/15/26	1,290	1,276,318
		2,901,009
Machinery — Diversified — 0.1%
TK Elevator US Newco, Inc., 144A 5.250%, 07/15/27@	2,045	2,030,133
Welbilt, Inc. 9.500%, 02/15/24	3,543	3,608,917
		5,639,050

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 4.000%, 03/01/23@	$5,250	$5,251,024
144A, 5.500%, 05/01/26@	1,325	1,345,259
144A, 5.125%, 05/01/27@	29,020	29,081,305
144A, 5.000%, 02/01/28@	28,336	28,038,472
Sirius XM Radio, Inc., 144A 5.000%, 08/01/27@	7,750	7,750,000
		71,466,060
Miscellaneous Manufacturing — 0.3%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 4.156%µ,•	14,550	13,968,000
Real Estate Investment Trusts — 0.1%
SBA Communications Corp.
3.875%, 02/15/27	2,985	2,907,330
3.125%, 02/01/29	930	845,947
		3,753,277
Retail — 0.9%
IRB Holding Corp., 144A 6.750%, 02/15/26@	280	284,900
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	20,590	20,898,850
Yum! Brands, Inc.
3.875%, 11/01/23	4,905	4,941,787
144A, 7.750%, 04/01/25@	1,740	1,807,425
144A, 4.750%, 01/15/30@	1,300	1,278,882
3.625%, 03/15/31	1,750	1,595,724
4.625%, 01/31/32	1,310	1,267,150
5.375%, 04/01/32	2,906	2,909,720
6.875%, 11/15/37	3,540	3,950,640
5.350%, 11/01/43	8,185	7,959,912
		46,894,990
Semiconductors — 0.1%
Sensata Technologies BV
144A, 4.875%, 10/15/23@	2,595	2,672,850
144A, 5.625%, 11/01/24@	880	909,700
144A, 5.000%, 10/01/25@	3,150	3,193,312
		6,775,862
Software — 0.2%
Black Knight InfoServ LLC, 144A 3.625%, 09/01/28@	1,325	1,252,125
Clarivate Science Holdings Corp.
144A, 3.875%, 07/01/28@	2,585	2,462,212
144A, 4.875%, 07/01/29@	795	747,944
MSCI, Inc.
144A, 4.000%, 11/15/29@	910	883,778
144A, 3.625%, 09/01/30@	2,200	2,070,354
144A, 3.875%, 02/15/31@	25	23,750
144A, 3.625%, 11/01/31@	310	291,788
	Par (000)	Value†

Software — (continued)
144A, 3.250%, 08/15/33@	$145	$130,533
Twilio, Inc. 3.625%, 03/15/29	125	117,813
		7,980,297
Telecommunications — 0.2%
Altice France Holding S.A., 144A 10.500%, 05/15/27@	5,940	6,222,150
T-Mobile USA, Inc.
4.750%, 02/01/28	275	280,225
2.625%, 02/15/29	150	136,910
144A, 3.375%, 04/15/29@	610	581,409
2.875%, 02/15/31	625	563,081
3.500%, 04/15/31	1,925	1,814,313
		9,598,088
TOTAL CORPORATE BONDS (Cost $400,238,609)		403,012,965

LOAN AGREEMENTS‡ — 13.4%
Airlines — 0.7%
Delta Air Lines, Inc. (3 M ICE LIBOR + 3.750%) 4.750%, 10/20/27•	10,040	10,352,144
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 6.250%, 06/21/27•	24,765	25,662,731
		36,014,875
Chemicals — 0.0%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 2.449%, 10/20/24•	1,139	1,133,828
Commercial Services — 0.2%
CoreLogic, Inc.
(1 M ICE LIBOR + 3.500%), 4.000%, 06/02/28•	11,204	11,056,707
(1 M ICE LIBOR + 6.500%), 7.000%, 06/04/29•	665	654,194
		11,710,901
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 3.750%) 4.756%, 10/01/26•	13,768	13,665,176
Entertainment — 0.5%
Alpha TopCo., Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 3.500%, 02/01/24•	22,740	22,612,201
Cedar Fair LP (1 M ICE LIBOR + 1.750%) 2.207%, 04/13/24•	210	207,178

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Entertainment — (continued)
SeaWorld Parks & Entertainment, Inc. (1 M ICE LIBOR + 3.000%) 3.500%, 08/25/28•	$5,034	$4,967,055
		27,786,434
Environmental Control — 0.3%
Filtration Group Corp.
(1 M EURIBOR + 3.000%), 3.209%, 03/31/25•	3,438	3,383,954
(3 M ICE EURIBOR + 3.500%), 3.500%, 03/31/25•	5,565	6,045,777
(1 M ICE LIBOR + 3.500%), 4.000%, 10/21/28•	4,934	4,871,626
		14,301,357
Healthcare Products — 0.8%
Avantor Funding, Inc. (3 M ICE LIBOR + 2.000%) 2.500%, 11/21/24•	438	433,154
Medline Borrower, LP (1 M ICE LIBOR + 3.250%) 3.750%, 10/23/28•	40,625	40,198,437
		40,631,591
Healthcare Services — 1.0%
ADMI Corp.
(1 M ICE LIBOR + 3.125%), 3.875%, 12/23/27•	5,985	5,873,297
(1 M ICE LIBOR + 3.500%), 4.000%, 12/23/27•	10,239	10,103,024
EyeCare Partners LLC
(3 M ICE LIBOR + 3.750%), 4.756%, 02/18/27•	1,020	1,005,181
0.000%, 11/15/28×	105	103,720
(3 M ICE LIBOR + 3.750%), 4.250%, 11/15/28•	810	800,126
Heartland Dental LLC
(1 M ICE LIBOR + 3.500%), 3.957%, 04/30/25•	18,007	17,771,721
(1 M ICE LIBOR + 4.000%), 4.447%, 04/30/25•	1,762	1,742,186
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.250%) 3.459%, 04/21/27•	12,248	12,080,075
Pacific Dental Services, Inc. (1 M ICE LIBOR + 3.250%) 4.000%, 05/05/28•	1,548	1,528,296
		51,007,626
Insurance — 4.7%
Acrisure LLC 0.000%, 02/15/27×	2,667	2,644,947
Alliant Holdings Intermediate LLC
(1 M ICE LIBOR + 3.250%), 3.707%, 05/09/25•	13,148	12,988,478
	Par (000)	Value†

Insurance — (continued)
(1 M ICE LIBOR + 3.250%), 3.707%, 05/09/25•	$5,700	$5,632,919
(1 M ICE LIBOR + 3.500%), 4.000%, 11/05/27•	19,211	19,064,320
HUB International Ltd.
(3 M ICE LIBOR + 2.750%), 3.017%, 04/25/25•	85,075	84,020,247
(3 M ICE LIBOR + 3.250%), 4.000%, 04/25/25•	52,609	52,226,921
Hyperion Refinance Sarl (1 M ICE LIBOR + 3.250%) 4.000%, 11/12/27•	17,251	17,039,009
Ryan Specialty Group LLC (1 M ICE LIBOR + 3.250%) 3.750%, 09/01/27•	4,127	4,092,771
USI, Inc.
(3 M ICE LIBOR + 3.000%), 4.006%, 05/16/24•	31,598	31,360,201
(3 M ICE LIBOR + 3.250%), 4.256%, 12/02/26•	16,348	16,198,480
		245,268,293
Internet — 0.0%
Arches Buyer, Inc. (1 M ICE LIBOR + 3.250%) 3.750%, 12/06/27•	2,873	2,820,903
Leisure Time — 0.0%
Life Time, Inc. (3 M ICE LIBOR + 4.750%) 5.750%, 12/16/24•	2,177	2,163,261
Lodging — 0.1%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 2.209%, 11/30/23•	3,028	3,014,804
Machinery — Diversified — 0.3%
Vertical Midco (3 M ICE LIBOR + 3.500%) 4.019%, 07/30/27•	16,335	16,161,693
Welbilt, Inc. (1 M ICE LIBOR + 2.500%) 2.957%, 10/23/25•	1,970	1,950,300
		18,111,993
Pharmaceuticals — 0.3%
Pathway Vet Alliance LLC (1 M ICE LIBOR + 3.750%) 4.207%, 03/31/27•	1,319	1,302,701
PetVet Care Centers LLC
0.000%, 02/14/25(1),×	5,214	5,162,141
(1 M ICE LIBOR + 2.750%), 3.207%, 02/14/25(1),•	1,257	1,239,741
(1 M ICE LIBOR + 3.500%), 4.250%, 02/14/25•	7,479	7,432,545

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Pharmaceuticals — (continued)
(1 M ICE LIBOR + 6.250%), 6.707%, 02/13/26•	$405	$401,711
		15,538,839
Retail — 0.3%
IRB Holding Corp.
(3 M ICE LIBOR + 2.750%), 3.750%, 02/05/25•	6,748	6,689,155
(3 M ICE SOFR + 3.000%), 3.750%, 12/15/27•	7,295	7,245,884
Woof Holdings, Inc. (3 M ICE LIBOR + 3.750%) 4.678%, 12/21/27•	1,965	1,947,955
		15,882,994
Semiconductors — 0.2%
Entegris, Inc. 0.000%, 03/02/29×	8,286	8,258,983
Software — 3.7%
Applied Systems, Inc.
0.000%, 09/19/24×	13,725	13,618,338
(3 M ICE LIBOR + 5.500%), 6.506%, 09/19/25•	1,085	1,077,382
Ascend Learning LLC
(1 M ICE LIBOR + 3.500%), 4.000%, 12/11/28•	20,055	19,809,067
(1 M ICE LIBOR + 5.750%), 6.250%, 11/16/29•	2,855	2,833,587
AthenaHealth Group, Inc.
0.000%, 02/15/29×	2,730	2,696,987
(1 M ICE SOFR + 3.500%), 4.000%, 02/15/29•	16,970	16,761,688
Azalea TopCo, Inc.
0.000%, 07/24/26×	1,550	1,530,625
(3 M ICE LIBOR + 3.500%), 3.799%, 07/24/26•	15,311	15,088,156
(3 M ICE LIBOR + 3.750%), 4.500%, 07/24/26•	2,313	2,289,621
Camelot US Acquisition I Co. (1 M ICE LIBOR + 3.000%) 4.000%, 10/30/26•	10,418	10,307,484
Polaris Newco LLC (1 M ICE LIBOR + 4.000%) 4.500%, 06/02/28•	1,736	1,721,951
Project Boost Purchaser LLC (1 M ICE LIBOR + 3.500%) 4.000%, 06/01/26•	1,812	1,789,680
RealPage, Inc.
(1 M ICE LIBOR + 3.250%), 3.750%, 04/24/28•	19,497	19,251,572
(1 M ICE LIBOR + 6.500%), 7.250%, 04/23/29•	700	700,875
Sophia LP
0.000%, 10/07/27×	1,422	1,407,714
	Par (000)	Value†

Software — (continued)
(3 M ICE LIBOR + 3.250%), 4.256%, 10/07/27•	$3,283	$3,247,250
Storable, Inc. (3 M ICE LIBOR + 3.250%) 3.973%, 04/17/28•	998	981,919
The Ultimate Software Group, Inc. (3 M ICE LIBOR + 3.750%) 4.756%, 05/04/26•	1,721	1,712,598
UKG, Inc.
(3 M ICE LIBOR + 3.250%), 3.750%, 05/04/26•	72,852	72,190,114
(3 M ICE LIBOR + 5.250%), 5.750%, 05/03/27•	3,360	3,329,021
		192,345,629
Telecommunications — 0.0%
Eagle Broadband Investments LLC (3 M ICE LIBOR + 3.000%) 3.750%, 11/12/27•	2,242	2,210,925
TOTAL LOAN AGREEMENTS (Cost $703,104,390)		701,868,412

U.S. TREASURY OBLIGATIONS — 6.4%
United States Treasury Notes
1.500%, 01/31/27	159,255	152,412,108
1.875%, 02/28/27	188,093	183,331,311
TOTAL U.S. TREASURY OBLIGATIONS (Cost $340,141,551)		335,743,419
	Number of Shares
SHORT-TERM INVESTMENTS — 5.8%
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.280%) (Cost $304,671,908)	304,671,908	304,671,908
TOTAL INVESTMENTS — 100.9% (Cost $4,769,822,706)		$5,302,160,398
Other Assets & Liabilities — (0.9)%		(46,079,791)
TOTAL NET ASSETS — 100.0%		$5,256,080,607
Number of Contracts
WRITTEN OPTIONS — (0.6)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(24,731,155))	20,418	$(30,432,567)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $315,163,029, which represents 6.0% of the Fund’s net assets.
*	Non-income producing security.
>	Restricted Security. These investments are restricted due to a lock up provision which may limit their liquidity for 180 days after the effective date of registration under the Securities Act of 1933. At March 31, 2022, the aggregate value of restricted securities was $4,087,221 which represented 0.1% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc.	03/01/19	$3,276,052	$4,087,221
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2022, the aggregate value of restricted securities was $22,523,988 which represented 0.4% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,236	$22,523,988
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Zero Coupon Bond. The interest rate disclosed represents the effective yield from the date of acquisition to maturity.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2022. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
EURIBOR— Euro Interbank Offered Rate.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Open written options contracts held by the Fund at March 31, 2022 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories	208	$2,808,000	$135	01/20/23	$(96,304)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories	208	$3,016,000	$145	01/20/23	$(54,912)
Abbott Laboratories	208	3,120,000	150	01/20/23	(33,280)
Alphabet, Inc.	13	2,574,000	1,980	06/17/22	(1,066,260)
Alphabet, Inc.	13	2,600,000	2,000	06/17/22	(1,040,520)
Alphabet, Inc.	13	2,730,000	2,100	06/17/22	(915,590)
Alphabet, Inc.	5	1,275,000	2,550	06/17/22	(152,300)
Alphabet, Inc.	5	1,300,000	2,600	06/17/22	(137,750)
Alphabet, Inc.	5	1,325,000	2,650	06/17/22	(115,650)
Alphabet, Inc.	13	2,548,000	1,960	09/16/22	(1,106,300)
Alphabet, Inc.	13	2,574,000	1,980	09/16/22	(1,082,900)
Alphabet, Inc.	13	2,600,000	2,000	09/16/22	(1,058,850)
Alphabet, Inc.	13	2,730,000	2,100	09/16/22	(988,520)
Alphabet, Inc.	3	735,000	2,450	09/16/22	(138,486)
Alphabet, Inc.	3	750,000	2,500	09/16/22	(130,125)
Alphabet, Inc.	4	1,020,000	2,550	09/16/22	(157,044)
Alphabet, Inc.	4	1,040,000	2,600	09/16/22	(141,600)
Alphabet, Inc.	13	4,160,000	3,200	01/20/23	(199,823)
Alphabet, Inc.	13	4,290,000	3,300	01/20/23	(168,103)
Alphabet, Inc.	13	4,420,000	3,400	01/20/23	(116,350)
Alphabet, Inc.	13	4,550,000	3,500	01/20/23	(106,600)
Amazon.com, Inc.	9	3,240,000	3,600	01/20/23	(225,900)
Amazon.com, Inc.	9	3,330,000	3,700	01/20/23	(195,777)
Amazon.com, Inc.	25	9,500,000	3,800	01/20/23	(460,000)
Amazon.com, Inc.	16	6,240,000	3,900	01/20/23	(262,768)
Amazon.com, Inc.	22	8,800,000	4,000	01/20/23	(283,800)
Amazon.com, Inc.	22	9,020,000	4,100	01/20/23	(257,796)
Amazon.com, Inc.	22	9,240,000	4,200	01/20/23	(218,416)
Amazon.com, Inc.	6	2,580,000	4,300	01/20/23	(49,350)
Amazon.com, Inc.	6	2,640,000	4,400	01/20/23	(43,674)
Amazon.com, Inc.	13	5,850,000	4,500	01/20/23	(78,000)
Amazon.com, Inc.	7	3,220,000	4,600	01/20/23	(37,100)
Amazon.com, Inc.	7	3,290,000	4,700	01/20/23	(28,420)
Amazon.com, Inc.	7	3,360,000	4,800	01/20/23	(26,600)
Amazon.com, Inc.	7	3,430,000	4,900	01/20/23	(23,275)
Amazon.com, Inc.	7	3,500,000	5,000	01/20/23	(19,565)
Amazon.com, Inc.	7	3,570,000	5,100	01/20/23	(15,855)
Ameren Corp.	304	2,736,000	90	06/17/22	(97,280)
Ameren Corp.	299	2,840,500	95	06/17/22	(73,255)
Ameren Corp.	299	2,990,000	100	06/17/22	(20,930)
American Electric Power Co., Inc.	152	1,368,000	90	01/20/23	(190,000)
American Electric Power Co., Inc.	152	1,444,000	95	01/20/23	(133,760)
American Electric Power Co., Inc.	152	1,520,000	100	01/20/23	(104,880)
Baxter International, Inc.	208	1,820,000	88	01/20/23	(49,920)
Baxter International, Inc.	208	1,924,000	93	01/20/23	(33,280)
Baxter International, Inc.	208	2,028,000	98	01/20/23	(17,680)
Becton Dickinson and Co.	98	2,548,000	260	01/20/23	(245,000)
Becton Dickinson and Co.	97	2,716,000	280	01/20/23	(169,750)
Becton Dickinson and Co.	97	2,813,000	290	01/20/23	(106,700)
CME Group, Inc.	48	1,104,000	230	01/20/23	(124,800)
CME Group, Inc.	48	1,152,000	240	01/20/23	(95,040)
CME Group, Inc.	48	1,200,000	250	01/20/23	(73,440)
Dollar General Corp.	123	2,706,000	220	01/20/23	(274,290)
Dollar General Corp.	123	2,829,000	230	01/20/23	(215,250)
Dollar General Corp.	123	2,952,000	240	01/20/23	(163,590)
Exelon Corp.	944	5,192,000	55	01/20/23	(1,038,400)
Exelon Corp.	944	5,664,000	60	01/20/23	(613,600)
Exelon Corp.	944	6,136,000	65	01/20/23	(330,400)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
General Electric Co.	974	$10,714,000	$110	01/20/23	$(428,560)
General Electric Co.	974	11,201,000	115	01/20/23	(326,290)
Intercontinental Exchange, Inc.	84	1,092,000	130	01/20/23	(103,320)
Intercontinental Exchange, Inc.	84	1,134,000	135	01/20/23	(86,688)
Intercontinental Exchange, Inc.	84	1,176,000	140	01/20/23	(62,160)
McDonald's Corp.	256	6,656,000	260	01/20/23	(345,600)
McDonald's Corp.	256	6,912,000	270	01/20/23	(244,480)
McDonald's Corp.	104	2,912,000	280	01/20/23	(69,576)
Medtronic PLC	477	5,008,500	105	01/20/23	(553,320)
Medtronic PLC	477	5,247,000	110	01/20/23	(496,080)
Medtronic PLC	478	5,497,000	115	01/20/23	(351,330)
Meta Platforms, Inc.	67	2,311,500	345	09/16/22	(9,313)
Meta Platforms, Inc.	67	2,412,000	360	09/16/22	(8,643)
Microsoft Corp.	689	20,670,000	300	01/20/23	(2,583,750)
Microsoft Corp.	237	7,584,000	320	01/20/23	(630,420)
Microsoft Corp.	460	15,180,000	330	01/20/23	(1,035,000)
Microsoft Corp.	699	23,766,000	340	01/20/23	(1,345,575)
Microsoft Corp.	940	32,900,000	350	01/20/23	(1,504,000)
Microsoft Corp.	240	8,520,000	355	01/20/23	(354,240)
Microsoft Corp.	479	17,244,000	360	01/20/23	(598,750)
Microsoft Corp.	164	5,986,000	365	01/20/23	(194,012)
Otis Worldwide Corp.	89	756,500	85	01/20/23	(17,355)
Otis Worldwide Corp.	89	801,000	90	01/20/23	(7,565)
Otis Worldwide Corp.	89	845,500	95	01/20/23	(2,670)
Public Service Enterprise Group, Inc.	273	1,774,500	65	07/15/22	(158,340)
Public Service Enterprise Group, Inc.	273	1,911,000	70	07/15/22	(77,805)
Public Service Enterprise Group, Inc.	273	2,047,500	75	07/15/22	(21,840)
Republic Services, Inc.	78	1,053,000	135	07/15/22	(42,900)
Republic Services, Inc.	78	1,092,000	140	07/15/22	(17,940)
Republic Services, Inc.	78	1,131,000	145	07/15/22	(5,850)
Ross Stores, Inc.	68	646,000	95	01/20/23	(55,080)
Ross Stores, Inc.	67	670,000	100	01/20/23	(41,540)
Ross Stores, Inc.	67	703,500	105	01/20/23	(30,820)
Starbucks Corp.	553	5,391,750	97	01/20/23	(355,579)
Starbucks Corp.	553	5,530,000	100	01/20/23	(295,855)
Starbucks Corp.	553	5,806,500	105	01/20/23	(185,255)
The PNC Financial Services Group, Inc.	332	7,304,000	220	01/20/23	(232,400)
The PNC Financial Services Group, Inc.	332	7,636,000	230	01/20/23	(116,200)
UnitedHealth Group, Inc.	182	9,828,000	540	01/20/23	(754,390)
UnitedHealth Group, Inc.	102	5,712,000	560	01/20/23	(274,380)
UnitedHealth Group, Inc.	102	5,916,000	580	01/20/23	(216,240)
Walmart, Inc.	221	3,204,500	145	01/20/23	(318,240)
Walmart, Inc.	221	3,425,500	155	01/20/23	(202,215)
Walmart, Inc.	221	3,536,000	160	01/20/23	(156,468)
Yum! Brands, Inc.	209	2,821,500	135	01/20/23	(75,240)
Yum! Brands, Inc.	209	3,030,500	145	01/20/23	(24,035)
Yum! Brands, Inc.	209	3,135,000	150	01/20/23	(10,450)
Total Written Options					$(30,432,567)